Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Trade Accounts Receivable, Net
4.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable, net consisted of the following:

	December 31,	December 31,
	2019	2018
Trade accounts receivable	1,396	1,292
Allowance for doubtful accounts	(16)	(15)
Total	1,380	1,277

There was no material bad debt expense in 2019, 2018 and 2017.  In 2019, 2018 and 2017, the Company’s largest customer, Apple represented 17.6%, 13.1% and 10.5% of consolidated net revenues, respectively, reported in the ADG, AMS and MDG segments.

In 2019, $75 million of trade accounts receivable were sold without recourse (nil in 2018).